Reinsurance - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 01, 2022	Jan. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	May 30, 2022	Dec. 31, 2020	Mar. 02, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year			$ 4,897.7	$ 3,298.1		$ 3,195.2
Reinsurance Recoverable, Allowance for Credit Loss			3.7	3.3		$ 3.8
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)			$ 0.4	$ (0.5)
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Reinsurance Contracts [Axis]: LPT
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, premium paid and recognized					$ 1,840.1
Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year							$ 770.0
Enstar | Reinsurance Contracts [Axis]: LPT net losses reinsured
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, Excess Retention, Amount Reinsured, Per Event		$ 3,120.0
Enstar | Reinsurance Contracts [Axis]: LPT premium paid
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables for Unpaid Claims and Claims Adjustment, Ceded Claims Gross		3,160.0
Maximum | Reinsurance Contracts [Axis]: Loss Portfolio Transfer Agreement Limit
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance, Amount Retained, Per Event		$ 3,570.0